COST REDUCTION ACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
COST REDUCTION ACTIONS
Restructuring charges and payments

        During 2016, restructuring charges and payments were as follows:

(In millions)	Accrual at January 2, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2016

2015/2016 Actions
Severance and related costs	$8.4	$15.7	$(20.9)	$–	$.1	$3.3
Asset impairment charges	–	4.1	–	(4.1)	–	–
Lease cancellation costs	.2	1.1	(1.1)	–	–	.2
2014/2015 Actions
Severance and related costs	4.8	(.9)	(3.2)	–	–	.7
Prior actions
Severance and related costs	.7	(.1)	–	–	–	.6

Total	$14.1	$19.9	$(25.2)	$(4.1)	$.1	$4.8

        During 2015, restructuring charges and payments were as follows:

(In millions)	Accrual at January 3, 2015	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2016

2015/2016 Actions
Severance and related costs	$–	$22.7	$(14.3)	$–	$–	$8.4
Asset impairment charges	–	2.9	–	(2.9)	–	–
Lease cancellation costs	–	.5	(.3)	–	–	.2
2014/2015 Actions
Severance and related costs	16.8	29.8	(40.9)	–	(.9)	4.8
Asset impairment charges	–	3.3	–	(3.3)	–	–
Lease cancellation costs	.1	.3	(.4)	–	–	–
Prior actions
Severance and related costs	.8	–	–	–	(.1)	.7

Total	$17.7	$59.5	$(55.9)	$(6.2)	$(1.0)	$14.1

Total amount of restructuring charges incurred by reportable segment and Corporate

(In millions)	2016	2015	2014

Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$8.5	$13.6	$40.1
Retail Branding and Information Solutions	10.5	35.7	21.3
Industrial and Healthcare Materials	.9	8.0	4.3
Corporate	–	2.2	.4

Total	$19.9	$59.5	$66.1